Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average expected rate of return on plan assets	6.00%	5.40%
Weighted average discount rate	3.00%	2.60%
Rate of compensation scale escalation (long-term)	2.25%	2.25%
Rate of cost of living increase	1.75%	1.75%
Average remaining service life of employees (years)	14 years	14 years
Assumed health care cost trend, percentage	5.02%	4.88%
Health care cost trend rate	4.19%	3.97%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.04%	2.60%
Rate of compensation scale escalation (long-term)	2.25%	2.25%
Rate of cost of living increase	1.75%	1.75%
Average remaining service life of employees (years)	14 years 10 months 24 days	15 years 3 months 18 days
Rate of increase in health care cost trends	3.97%	3.70%
Assumed health care cost trend, percentage	4.88%	4.74%
Health care cost trend rate	3.97%	3.70%